Fair value measurement (Details) - Recurring - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents:
Money market funds	€ 19,922	€ 65,111
Short-term investments
Term deposits		9,448
Other long-term assets
Term deposits	1,351
Total	21,273	74,559
Level 1
Cash equivalents:
Money market funds	19,922	65,111
Short-term investments
Term deposits		0
Other long-term assets
Term deposits	0
Total	19,922	65,111
Level 2
Cash equivalents:
Money market funds	0	0
Short-term investments
Term deposits		9,448
Other long-term assets
Term deposits	1,351
Total	€ 1,351	€ 9,448